Geographic Information and Concentrations of Risk - Schedule of revenues by geographical region (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Concentration Of Revenue On A Geographical Basis [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 9,167	$ 9,508	$ 40,466,000	$ 34,414,000
United States
Disclosure In Tabular Form Of Concentration Of Revenue On A Geographical Basis [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,004	2,310	10,830,000	8,370,000
China
Disclosure In Tabular Form Of Concentration Of Revenue On A Geographical Basis [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,653	1,351	6,645,000	5,027,000
Asia, other
Disclosure In Tabular Form Of Concentration Of Revenue On A Geographical Basis [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,602	1,779	7,219,000	4,833,000
Europe
Disclosure In Tabular Form Of Concentration Of Revenue On A Geographical Basis [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,714	2,900	12,694,000	12,762,000
Other
Disclosure In Tabular Form Of Concentration Of Revenue On A Geographical Basis [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,194	$ 1,168	$ 3,078,000	$ 3,422,000